Financial investments, Restructuring agreement of Abengoa (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) mi	Aug. 02, 2019	Dec. 31, 2018 USD ($)
Restructuring Agreement [Abstract]
Other noncurrent receivable	$ 73,375		$ 35,065
Restricted cash included in current other receivables	76,900		$ 78,900
Monterrey [Member]
Restructuring Agreement [Abstract]
Percentage interest acquired		30.00%
Other noncurrent receivable	21,300
Befesa Agua Tenes, S.L.U. [Member]
Restructuring Agreement [Abstract]
Other noncurrent receivable	$ 10,900
Ten West Link [Member]
Restructuring Agreement [Abstract]
Percentage interest acquired	12.50%
Length of transmission lines | mi	114
Rioglass [Member]
Restructuring Agreement [Abstract]
Percentage interest acquired	15.12%